Fair value of assets and liabilities - Loans, Payables to investors at fair value (Details)	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($)
Loans at fair value
Balance at beginning of the year	¥ 120,279,612
Balance at the end of the year	0	$ 0	¥ 120,279,612
Changes in fair value related to balance outstanding at the end of the year	0		8,403,261
Payables to investors at fair value
Balance at beginning of the year	141,288,810
Initial contribution	0	0	98,800,000	¥ 454,490,000
Principal payment	(141,288,810)	(19,900,113)	(420,225,590)	(1,905,959,250)
Change in fair value	531,202	74,818	6,168,307	7,266,784
Balance at the end of the year	0	0	141,288,810
Changes in fair value related to balance outstanding at the end of the year	0		0
Unpaid balance of loans at fair value	4,947,833,357		3,810,393,225		$ 696,887,753
Xiaoying Credit Loan
Loans at fair value
Changes in fair value related to balance outstanding at the end of the year			(8,403,261)
Payables to investors at fair value
Unpaid balance of loans at fair value	4,947,823,983		3,752,991,616		696,886,433
Xiaoying Revolving Loan
Payables to investors at fair value
Unpaid balance of loans at fair value			57,401,609
Xiaoying Housing Loan
Payables to investors at fair value
Unpaid balance of loans at fair value	8,656,846		10,061,258		$ 1,219,291
Recurring
Loans at fair value
Balance at beginning of the year	120,279,612
Balance at the end of the year			120,279,612
Payables to investors at fair value
Balance at beginning of the year	141,288,810
Balance at the end of the year			141,288,810
Recurring | Level 3
Loans at fair value
Balance at beginning of the year	120,279,612
Balance at the end of the year			120,279,612
Payables to investors at fair value
Balance at beginning of the year	141,288,810	19,900,113	462,714,400
Initial contribution			98,800,000
Principal payment	(141,288,810)	(19,900,113)	(420,225,590)
Balance at the end of the year			141,288,810	462,714,400
Unpaid balance of loans at fair value	0		128,682,873
Unpaid balance of payable to investors	141,288,810		0
Recurring | Level 3 | Xiaoying Credit Loan
Loans at fair value
Balance at beginning of the year	120,279,612	16,941,029	389,679,352
Origination of loan principal			99,000,000
Collection of principal	(189,752,419)	(26,726,069)	(1,089,274,133)
Reinvestment of principal	70,004,009	9,859,858	727,042,700
Change in fair value	¥ (531,202)	$ (74,818)	(6,168,307)
Balance at the end of the year			¥ 120,279,612	¥ 389,679,352
Weighted average | Discount rates | Level 3
Fair value of assets and liabilities
Loans and payable to investors, input	6.48		6.48		6.48
Weighted average | Net cumulative expected loss rates | Level 3
Fair value of assets and liabilities
Loans and payable to investors, input	6.10		5.94		6.10